UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8217

Name of Fund: MuniHoldings New York Insured Fund, Inc.


Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
New York - 148.6%    $ 1,500  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                              5.375% due 12/15/2017 (d)                                                           $    1,568
                     -------------------------------------------------------------------------------------------------------
                       1,500  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                              5.50% due 12/15/2019 (d)                                                                 1,573
                     -------------------------------------------------------------------------------------------------------
                       5,200  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                              6% due 12/15/2023 (d)                                                                    5,522
                     -------------------------------------------------------------------------------------------------------
                       3,375  Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                              Association-Albany Law School), Series A, 6.75% due 12/01/2029 (l)                       3,747
                     -------------------------------------------------------------------------------------------------------
                       1,000  Albany, New York, Municipal Water Finance Authority, Water and Sewer System
                              Revenue Refunding Bonds, Series A, 6.375% due 12/01/2009 (b)(f)                          1,118
                     -------------------------------------------------------------------------------------------------------
                       1,000  Buffalo, New York, GO, Series D, 6% due 12/01/2009 (d)(f)                                1,104
                     -------------------------------------------------------------------------------------------------------
                       1,000  Buffalo, New York, GO, Series D, 6% due 12/01/2009 (d)(f)                                1,098
                     -------------------------------------------------------------------------------------------------------
                       1,025  Erie County, New York, GO, Public Improvement, Series A, 5.75%
                              due 10/01/2013 (b)                                                                       1,113
                     -------------------------------------------------------------------------------------------------------
                       2,500  Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                              Project), 5.75% due 5/01/2019 (d)                                                        2,766
                     -------------------------------------------------------------------------------------------------------
                       5,150  Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                              Project), 5.75% due 5/01/2024 (d)                                                        5,579
                     -------------------------------------------------------------------------------------------------------
                       3,000  Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                              5% due 9/01/2029 (a)                                                                     3,105
                     -------------------------------------------------------------------------------------------------------
                       5,950  Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                              5% due 9/01/2034 (a)                                                                     6,133
                     -------------------------------------------------------------------------------------------------------
                         540  Metropolitan Transportation Authority, New York, Commuter Facilities, Revenue
                              Refunding Bonds, Series D, 5.125% due 7/01/2022 (e)(i)                                     554
                     -------------------------------------------------------------------------------------------------------
                       7,280  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                              Bonds, Series A, 5% due 11/15/2011 (b)(f)                                                7,822
                     -------------------------------------------------------------------------------------------------------
                       6,700  Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                              Refunding Bonds, VRDN, Series B, 2.98% due 11/01/2022 (d)(h)                             6,700
                     -------------------------------------------------------------------------------------------------------
                       2,000  Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 4.75%
                              due 11/15/2030 (a)                                                                       2,016
                     -------------------------------------------------------------------------------------------------------
                       1,350  Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 4.50%
                              due 11/15/2034 (a)                                                                       1,312
                     -------------------------------------------------------------------------------------------------------
                       3,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                              Series 724X, 8.20% due 11/15/2032 (d)(g)                                                 3,625
                     -------------------------------------------------------------------------------------------------------
                       5,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                              Series A, 5% due 11/15/2030 (d)                                                          5,139
                     -------------------------------------------------------------------------------------------------------
                       2,500  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                              Series A, 5.25% due 11/15/2031 (b)                                                       2,643
                     -------------------------------------------------------------------------------------------------------
                      29,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                              Series A, 5.75% due 11/15/2032 (d)                                                      32,018
                     -------------------------------------------------------------------------------------------------------
                       1,500  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                              Series B, 5% due 11/15/2028 (e)                                                          1,553
                     -------------------------------------------------------------------------------------------------------
                       3,500  Metropolitan Transportation Authority, New York, Service Contract Revenue
                              Refunding Bonds, Series A, 5% due 7/01/2021 (b)                                          3,678
                     -------------------------------------------------------------------------------------------------------
                       2,000  Metropolitan Transportation Authority, New York, Service Contract Revenue
                              Refunding Bonds, Series A, 5% due 7/01/2025 (b)                                          2,087
                     -------------------------------------------------------------------------------------------------------
                       2,500  Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                              Bonds, Series A, 5% due 11/15/2032 (b)                                                   2,568
                     -------------------------------------------------------------------------------------------------------
                       2,535  Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                              Bonds, Series C, 4.75% due 7/01/2012 (d)(f)                                              2,694
                     -------------------------------------------------------------------------------------------------------
                       1,000  Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                              Bonds, Series C-1, 5.50% due 7/01/2008 (e)(f)                                            1,057
                     -------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
VRDN          Variable Rate Demand Notes

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 6,300  Metropolitan Transportation Authority, New York, Transportation Revenue
                              Refunding Bonds, Series F, 5.25% due 11/15/2027 (e)                                 $    6,718
                     -------------------------------------------------------------------------------------------------------
                       2,385  Monroe Woodbury, New York, Central School District, GO, 5.625% due 5/15/2006 (e)         2,459
                     -------------------------------------------------------------------------------------------------------
                       1,410  Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                              Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (k)       1,445
                     -------------------------------------------------------------------------------------------------------
                       5,210  Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                              due 8/01/2009 (d)(f)                                                                     5,718
                     -------------------------------------------------------------------------------------------------------
                       2,000  New York City, New York, City Health and Hospital Corporation, Health System
                              Revenue Refunding Bonds, Series A, 5.25% due 2/15/2017 (e)                               2,112
                     -------------------------------------------------------------------------------------------------------
                       2,340  New York City, New York, City Housing Development Corporation, M/F Housing
                              Revenue Bonds, AMT, Series H-2, 5.125% due 11/01/2034                                    2,345
                     -------------------------------------------------------------------------------------------------------
                         885  New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation
                              League Foundation), Series A, 5.50% due 6/01/2022 (e)                                      929
                     -------------------------------------------------------------------------------------------------------
                       1,200  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                              (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                    1,291
                     -------------------------------------------------------------------------------------------------------
                      12,700  New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                              due 11/01/2015 (d)                                                                      13,102
                     -------------------------------------------------------------------------------------------------------
                       7,965  New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                              Charter-New York Presbyterian), 5.75% due 12/15/2029 (d)                                 8,877
                     -------------------------------------------------------------------------------------------------------
                       5,000  New York City, New York, City IDA, Special Facilities Revenue Bonds (Terminal
                              One Group Association Project), AMT, 6.125% due 1/01/2024 (e)                            5,013
                     -------------------------------------------------------------------------------------------------------
                       1,500  New York City, New York, City IDA, Special Facilities Revenue Refunding Bonds
                              (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                       1,578
                     -------------------------------------------------------------------------------------------------------
                         500  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (d)            511
                     -------------------------------------------------------------------------------------------------------
                      11,500  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, RIB, Series 726X, 8.20% due 6/15/2027 (e)(g)                13,824
                     -------------------------------------------------------------------------------------------------------
                       2,850  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, Series A, 5.75% due 6/15/2009 (b)(f)                         3,096
                     -------------------------------------------------------------------------------------------------------
                       3,970  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, Series B, 5.75% due 6/15/2006 (e)(f)                         4,065
                     -------------------------------------------------------------------------------------------------------
                      11,000  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, Series B, 5.75% due 6/15/2007 (e)(f)                        11,509
                     -------------------------------------------------------------------------------------------------------
                       1,250  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (e)                1,289
                     -------------------------------------------------------------------------------------------------------
                       7,380  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System, Revenue Refunding Bonds, Series B, 5.75% due 6/15/2026 (e)                 7,553
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 1,000  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System, Revenue Refunding Bonds, VRDN, Series A, 2.97% due 6/15/2025 (b)(h)   $    1,000
                     -------------------------------------------------------------------------------------------------------
                       3,300  New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, VRDN, Series G, 2.93% due 6/15/2024 (b)(h)         3,300
                     -------------------------------------------------------------------------------------------------------
                       1,145  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series B, 5.50% due 2/01/2012 (e)                                         1,248
                     -------------------------------------------------------------------------------------------------------
                         805  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series B, 5.50% due 2/01/2013 (e)                                           879
                     -------------------------------------------------------------------------------------------------------
                       6,405  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series B, 6.25% due 11/15/2018 (b)                                        7,194
                     -------------------------------------------------------------------------------------------------------
                       1,180  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series C, 5.50% due 5/01/2009 (f)                                         1,270
                     -------------------------------------------------------------------------------------------------------
                      16,200  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series C, 5% due 2/01/2033 (b)                                           16,636
                     -------------------------------------------------------------------------------------------------------
                       2,500  New York City, New York, City Transitional Finance Authority, Future Tax Secured
                              Revenue Bonds, Series E, 5.25% due 2/01/2022 (e)                                         2,687
                     -------------------------------------------------------------------------------------------------------
                       1,000  New York City, New York, City Transitional Finance Authority, Revenue Refunding
                              Bonds, Series A, 5% due 11/15/2026 (b)                                                   1,033
                     -------------------------------------------------------------------------------------------------------
                       4,750  New York City, New York, GO, RIB, Series 725X, 8.20% due 3/15/2027 (d)(g)                5,661
                     -------------------------------------------------------------------------------------------------------
                         880  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(f)              992
                     -------------------------------------------------------------------------------------------------------
                       3,700  New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2026 (d)                4,117
                     -------------------------------------------------------------------------------------------------------
                       4,500  New York City, New York, GO, Series B, 5.75% due 8/01/2013 (e)                           4,944
                     -------------------------------------------------------------------------------------------------------
                       3,750  New York City, New York, GO, Series D, 5.25% due 10/15/2023                              3,952
                     -------------------------------------------------------------------------------------------------------
                       5,000  New York City, New York, GO, Series D, 5% due 11/01/2034                                 5,090
                     -------------------------------------------------------------------------------------------------------
                       1,850  New York City, New York, GO, Series I, 6.25% due 4/15/2007 (e)(f)                        1,941
                     -------------------------------------------------------------------------------------------------------
                       8,000  New York City, New York, GO, Series J, 5% due 5/15/2023                                  8,239
                     -------------------------------------------------------------------------------------------------------
                      11,500  New York City, New York, GO, Series M, 5% due 4/01/2035                                 11,714
                     -------------------------------------------------------------------------------------------------------
                       1,150  New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                         1,212
                     -------------------------------------------------------------------------------------------------------
                         800  New York City, New York, GO, VRDN, Sub-Series A-6, 2.97% due 11/01/2026 (d)(h)             800
                     -------------------------------------------------------------------------------------------------------
                       4,900  New York City, New York, IDA, Civic Facility Revenue Bonds (Ethical Culture
                              Fieldston School Project), Sub-Series B-1, 4.50% due 6/01/2035 (k)                       4,737
                     -------------------------------------------------------------------------------------------------------
                       1,250  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                              DRIVERS, Series 1133Z, 7.147% due 10/15/2012 (a)(g)                                      1,427
                     -------------------------------------------------------------------------------------------------------
                       3,000  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                              Series A, 5% due 10/15/2029 (a)                                                          3,122
                     -------------------------------------------------------------------------------------------------------
                      13,350  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                              Series A, 5% due 10/15/2032 (a)                                                         13,843
                     -------------------------------------------------------------------------------------------------------
                       1,745  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                              Series A, 4.50% due 10/15/2033 (a)                                                       1,712
                     -------------------------------------------------------------------------------------------------------
                       3,950  New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                              (American Museum of Natural History), Series A, 5% due 7/01/2036 (e)                     4,080
                     -------------------------------------------------------------------------------------------------------
                      21,700  New York Convention Center Development Corporation, New York, Revenue Bonds
                              (Hotel Unit Fee Secured), 5% due 11/15/2035 (a)                                         22,492
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 1,000  New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York
                              Presbyterian Hospital), 5.50% due 8/01/2011 (a)(c)                                  $    1,088
                     -------------------------------------------------------------------------------------------------------
                       2,000  New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North
                              General Hospital), 5.75% due 2/15/2017 (k)                                               2,222
                     -------------------------------------------------------------------------------------------------------
                       1,535  New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health
                              Facilities Improvement Program), Series 1, 5.50% due 1/15/2014 (d)                       1,663
                     -------------------------------------------------------------------------------------------------------
                         645  New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities
                              Audit and Control), 5.50% due 4/01/2023 (e)                                                690
                     -------------------------------------------------------------------------------------------------------
                       1,340  New York State Dormitory Authority Revenue Bonds (853 Schools Program),
                              Issue 2, Series E, 5.75% due 7/01/2019 (a)                                               1,451
                     -------------------------------------------------------------------------------------------------------
                       1,200  New York State Dormitory Authority Revenue Bonds (Cooper Union of  Advance
                              Science), 6.25% due 7/01/2029 (e)                                                        1,313
                     -------------------------------------------------------------------------------------------------------
                       2,058  New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child &
                              Family Services, Inc.), Series B, 5.50% due 7/01/2018 (a)                                2,209
                     -------------------------------------------------------------------------------------------------------
                       6,750  New York State Dormitory Authority Revenue Bonds (Interfaith Medical Center),
                              Series D, 5.40% due 2/15/2028 (e)                                                        7,086
                     -------------------------------------------------------------------------------------------------------
                       1,585  New York State Dormitory Authority Revenue Bonds (Long Island University),
                              Series B, 5.50% due 9/01/2020 (l)                                                        1,689
                     -------------------------------------------------------------------------------------------------------
                       1,250  New York State Dormitory Authority Revenue Bonds (Long Island University),
                              Series B, 5.25% due 9/01/2028 (l)                                                        1,301
                     -------------------------------------------------------------------------------------------------------
                       1,180  New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                              Association), Series A, 5.25% due 7/01/2019 (j)                                          1,261
                     -------------------------------------------------------------------------------------------------------
                       1,000  New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                              Association), Series A, 5.125% due 7/01/2023 (j)                                         1,042
                     -------------------------------------------------------------------------------------------------------
                       1,845  New York State Dormitory Authority Revenue Bonds (Pace University), 6%
                              due 7/01/2010 (e)(f)                                                                     2,057
                     -------------------------------------------------------------------------------------------------------
                       3,500  New York State Dormitory Authority Revenue Bonds (Pace University), 6%
                              due 7/01/2010 (e)(f)                                                                     3,902
                     -------------------------------------------------------------------------------------------------------
                       2,150  New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                              5.45% due 8/01/2035 (a)(c)                                                               2,237
                     -------------------------------------------------------------------------------------------------------
                       1,240  New York State Dormitory Authority Revenue Bonds (School Districts Financing
                              Program), Series D, 5% due 10/01/2030 (e)                                                1,274
                     -------------------------------------------------------------------------------------------------------
                       6,900  New York State Dormitory Authority Revenue Bonds (School Districts Financing
                              Program), Series E, 5.75% due 10/01/2030 (e)                                             7,607
                     -------------------------------------------------------------------------------------------------------
                       1,135  New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                              Series A, 6% due 7/01/2010 (d)(f)                                                        1,265
                     -------------------------------------------------------------------------------------------------------
                         190  New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                              Series A, 6% due 7/01/2010 (d)(f)                                                          212
                     -------------------------------------------------------------------------------------------------------
                         270  New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                              Series A, 6% due 7/01/2010 (d)(f)                                                          301
                     -------------------------------------------------------------------------------------------------------
                       3,700  New York State Dormitory Authority, Revenue Refunding Bonds (Bronx-Lebanon
                              Hospital Center), Series E, 5.20% due 2/15/2013 (e)                                      3,874
                     -------------------------------------------------------------------------------------------------------
                       1,865  New York State Dormitory Authority, Revenue Refunding Bonds (City University
                              System), Series 1, 5.25% due 7/01/2014 (b)                                               1,966
                     -------------------------------------------------------------------------------------------------------
                       3,400  New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles
                              Hospital and Rehabilitation Center), Series A, 5.625% due 7/01/2012 (e)                  3,636
                     -------------------------------------------------------------------------------------------------------
                       1,370  New York State Dormitory Authority, Revenue Refunding Bonds (School District
                              Financing Program), Series I, 5.75% due 10/01/2018 (e)                                   1,524
                     -------------------------------------------------------------------------------------------------------
                       4,485  New York State Dormitory Authority, Revenue Refunding Bonds, Series B, 5.50%
                              due 2/15/2007 (e)(f)(i)                                                                  4,683
                     -------------------------------------------------------------------------------------------------------
                       8,300  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                              (Education), Series F, 5% due 3/15/2035                                                  8,517
                     -------------------------------------------------------------------------------------------------------
                       6,500  New York State Dormitory Authority, State University Educational Facilities,
                              Revenue Refunding Bonds (1989 Resources), 6% due 5/15/2012 (e)                           7,188
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 1,550  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                              Facilities), Series B, 5.25% due 2/15/2014 (f)                                      $    1,698
                     -------------------------------------------------------------------------------------------------------
                         285  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                              Facilities), Series B, 5.25% due 2/15/2023                                                 302
                     -------------------------------------------------------------------------------------------------------
                       1,060  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                              Facilities), Series D, 5.875% due 8/15/2010 (d)(f)                                       1,169
                     -------------------------------------------------------------------------------------------------------
                       2,300  New York State Dormitory Authority, Supported Debt Revenue Bonds (State
                              University Dormitory Facilities), Series B, 4.375% due 7/01/2030 (e)                     2,201
                     -------------------------------------------------------------------------------------------------------
                       1,000  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                              (Department of Health), Series A, 5% due 7/01/2025 (j)                                   1,039
                     -------------------------------------------------------------------------------------------------------
                       6,000  New York State Energy Research and Development Authority, Gas Facilities
                              Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A,
                              4.70% due 2/01/2024 (b)                                                                  5,980
                     -------------------------------------------------------------------------------------------------------
                       6,000  New York State Energy Research and Development Authority, PCR, Refunding
                              (Central Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                     6,390
                     -------------------------------------------------------------------------------------------------------
                       6,000  New York State Environmental Facilities Corporation, Water Facilities Revenue
                              Bonds (Long Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (e)         5,998
                     -------------------------------------------------------------------------------------------------------
                       4,400  New York State Environmental Facilities Corporation, Water Facilities Revenue
                              Refunding Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)         4,455
                     -------------------------------------------------------------------------------------------------------
                       2,000  New York State, HFA, Revenue Refunding Bonds (Fulton Manor), Series A, 6.10%
                              due 11/15/2025 (a)(c)                                                                    2,038
                     -------------------------------------------------------------------------------------------------------
                       1,560  New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project),
                              Series A, 6.10% due 11/01/2015 (d)                                                       1,608
                     -------------------------------------------------------------------------------------------------------
                         750  New York State, HFA, State Personal Income Tax Revenue Bonds (Economic
                              Development and Housing), Series A, 5% due 9/15/2023 (e)                                   781
                     -------------------------------------------------------------------------------------------------------
                       6,800  New York State Medical Care Facilities Finance Agency, Revenue Bonds
                              (Montefiore Medical Center), Series A, 5.75% due 2/15/2025 (a)(c)                        6,925
                     -------------------------------------------------------------------------------------------------------
                       2,805  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT,
                              Series 84, 5.90% due 4/01/2022 (e)                                                       2,872
                     -------------------------------------------------------------------------------------------------------
                       2,140  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                              AMT, Series 67, 5.70% due 10/01/2017 (e)                                                 2,184
                     -------------------------------------------------------------------------------------------------------
                      13,285  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                              AMT, Series 67, 5.80% due 10/01/2028 (e)                                                13,377
                     -------------------------------------------------------------------------------------------------------
                       1,000  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                              Series 61, 5.80% due 10/01/2017                                                          1,033
                     -------------------------------------------------------------------------------------------------------
                       2,100  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                              Series 83, 5.55% due 10/01/2027 (e)                                                      2,162
                     -------------------------------------------------------------------------------------------------------
                       3,500  New York State Mortgage Agency Revenue Bonds, AMT, Series 27, 5.80%
                              due 10/01/2020                                                                           3,598
                     -------------------------------------------------------------------------------------------------------
                       5,600  New York State Mortgage Agency Revenue Bonds, AMT, Series 27, 5.875%
                              due 4/01/2030 (e)                                                                        5,773
                     -------------------------------------------------------------------------------------------------------
                       1,265  New York State Mortgage Agency, Revenue Refunding Bonds, AMT, Series 82, 5.65%
                              due 4/01/2030 (e)                                                                        1,283
                     -------------------------------------------------------------------------------------------------------
                       2,000  New York State Municipal Bond Bank Agency, Special School Purpose Revenue
                              Bonds, Series C, 5.25% due 6/01/2019                                                     2,122
                     -------------------------------------------------------------------------------------------------------
                       3,900  New York State Municipal Bond Bank Agency, Special School Purpose Revenue
                              Bonds, Series C, 5.25% due 6/01/2020                                                     4,161
                     -------------------------------------------------------------------------------------------------------
                       5,000  New York State Thruway Authority, General Revenue Bonds, Series F, 5%
                              due 1/01/2030 (a)                                                                        5,173
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 2,000  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                              4.75% due 1/01/2029 (d)                                                             $    2,020
                     -------------------------------------------------------------------------------------------------------
                       6,000  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                              4.75% due 1/01/2030 (d)                                                                  6,046
                     -------------------------------------------------------------------------------------------------------
                       5,000  New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                              Series B-1, 5.75% due 4/01/2010 (b)(f)                                                   5,498
                     -------------------------------------------------------------------------------------------------------
                       3,000  New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                              Series B-1, 5.75% due 4/01/2010 (b)(f)                                                   3,299
                     -------------------------------------------------------------------------------------------------------
                       3,095  New York State Thruway Authority, Local Highway and Bridge Service Contract,
                              Revenue Refunding Bonds, 6% due 4/01/2012 (e)                                            3,262
                     -------------------------------------------------------------------------------------------------------
                       3,045  New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                              Revenue Bonds, Series A, 5.25% due 4/01/2013 (e)(f)                                      3,340
                     -------------------------------------------------------------------------------------------------------
                       3,000  New York State Urban Development Corporation, Personal Income Tax Revenue
                              Bonds, Series C-1, 5% due 3/15/2013 (e)(f)                                               3,242
                     -------------------------------------------------------------------------------------------------------
                       1,000  Niagara Falls, New York, City School District, COP, Refunding (High School
                              Facility), 5% due 6/15/2028 (d)                                                          1,032
                     -------------------------------------------------------------------------------------------------------
                       1,700  Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                              Series A, 5.20% due 2/01/2013 (d)                                                        1,787
                     -------------------------------------------------------------------------------------------------------
                       1,800  Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste
                              Revenue Refunding Bonds, 5.50% due 4/01/2013 (d)                                         1,972
                     -------------------------------------------------------------------------------------------------------
                       2,500  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                              One Hundred Thirty-Seventh Series, 5.125% due 7/15/2030 (d)                              2,596
                     -------------------------------------------------------------------------------------------------------
                       6,000  Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS,
                              AMT, Series 177, 8.61% due 10/15/2032 (e)(g)                                             6,610
                     -------------------------------------------------------------------------------------------------------
                      13,365  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                              DRIVERS, AMT, Series 278, 8.109% due 12/01/2022 (e)(g)                                  14,858
                     -------------------------------------------------------------------------------------------------------
                       3,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                              (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (e)            3,328
                     -------------------------------------------------------------------------------------------------------
                       7,830  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                              (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (e)            8,850
                     -------------------------------------------------------------------------------------------------------
                       7,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                              (JFK International Air Terminal LLC), AMT, Series 6, 5.90% due 12/01/2017 (e)            7,421
                     -------------------------------------------------------------------------------------------------------
                       2,340  Rome, New York, City School District, GO, 5.50% due 6/15/2009 (d)                        2,516
                     -------------------------------------------------------------------------------------------------------
                       5,000  Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College
                              Project), Series A, 5.45% due 12/01/2029 (a)                                             5,386
                     -------------------------------------------------------------------------------------------------------
                       3,000  Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union
                              College Project), Series A, 5.625% due 7/01/2031 (a)                                     3,303
                     -------------------------------------------------------------------------------------------------------
                       4,355  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%
                              due 6/01/2027                                                                            4,457
                     -------------------------------------------------------------------------------------------------------
                       4,660  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                              Bonds (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)               5,112
                     -------------------------------------------------------------------------------------------------------
                       5,000  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                              Bonds (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)            5,587
                     -------------------------------------------------------------------------------------------------------
                       3,530  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                              Bonds (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)            3,998
                     -------------------------------------------------------------------------------------------------------
                       2,250  Suffolk County, New York, Public Improvement, GO, Series B, 4.50%
                              due 11/01/2024 (e)                                                                       2,230
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 5,000  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                              5.25% due 6/01/2020 (a)                                                             $    5,348
                     -------------------------------------------------------------------------------------------------------
                      20,275  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                              5.25% due 6/01/2021 (a)                                                                 21,633
                     -------------------------------------------------------------------------------------------------------
                       2,000  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                              5.25% due 6/01/2022 (a)                                                                  2,127
                     -------------------------------------------------------------------------------------------------------
                       3,700  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                              5.50% due 6/01/2021                                                                      4,004
                     -------------------------------------------------------------------------------------------------------
                      12,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                              5.25% due 11/15/2023 (e)                                                                12,899
                     -------------------------------------------------------------------------------------------------------
                       8,315  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                              5% due 11/15/2032 (e)                                                                    8,526
                     -------------------------------------------------------------------------------------------------------
                       2,095  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                              Series A, 5% due 1/01/2012 (e)(f)                                                        2,250
                     -------------------------------------------------------------------------------------------------------
                         355  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                              Series A, 5% due 1/01/2032 (e)                                                             363
                     -------------------------------------------------------------------------------------------------------
                       1,500  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                              Series B, 5% due 11/15/2032 (e)                                                          1,538
                     -------------------------------------------------------------------------------------------------------
                       2,465  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                              5% due 11/15/2028 (a)                                                                    2,552
                     -------------------------------------------------------------------------------------------------------
                       6,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                              Series A, 5.25% due 11/15/2030 (e)                                                       6,352
                     -------------------------------------------------------------------------------------------------------
                       7,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase
                              College Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                  7,798
                     -------------------------------------------------------------------------------------------------------
                       1,795  Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)                                1,989
----------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%            3,700  A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                              AMT, Series C, 5.25% due 10/01/2021 (e)                                                  3,885
                     -------------------------------------------------------------------------------------------------------
                       1,050  A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                              AMT, Series C, 5.25% due 10/01/2022 (e)                                                  1,102
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 18.1%    4,800  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                              Revenue Bonds, 5.25% due 7/01/2017 (b)                                                   5,205
                     -------------------------------------------------------------------------------------------------------
                       1,250  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                              Revenue Bonds, Trust Receipts, Class R, Series B, 8.358% due 7/01/2035 (e)(g)            1,528
                     -------------------------------------------------------------------------------------------------------
                      10,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                              Revenue Refunding Bonds, Series D, 5.75% due 7/01/2012 (f)                              11,188
                     -------------------------------------------------------------------------------------------------------
                       9,200  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                              Revenue Refunding Bonds, Series K, 5% due 7/01/2035                                      9,101
                     -------------------------------------------------------------------------------------------------------
                       3,750  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                              Revenue Refunding Bonds, Series L, 5.25% due 7/01/2041 (j)                               4,135
                     -------------------------------------------------------------------------------------------------------
                      11,780  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                              Capital Appreciation Revenue Bonds, Series A, 4.62%* due 7/01/2031 (b)                   3,369
                     -------------------------------------------------------------------------------------------------------
                       5,500  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                              Capital Appreciation Revenue Bonds, Series A, 4.66%* due 7/01/2033 (b)                   1,422
                     -------------------------------------------------------------------------------------------------------
                       9,300  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                              Capital Appreciation Revenue Bonds, Series A, 4.66%* due 7/01/2034 (a)                   2,277
                     -------------------------------------------------------------------------------------------------------
                       6,700  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                              Capital Appreciation Revenue Bonds, Series A, 4.67%* due 7/01/2037 (a)                   1,399
                     -------------------------------------------------------------------------------------------------------
                      10,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                              Revenue Bonds, Series B, 5% due 7/01/2041                                                9,809
                     -------------------------------------------------------------------------------------------------------
                       4,750  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                              Revenue Bonds, Series B, 5% due 7/01/2041 (j)                                            4,866
                     -------------------------------------------------------------------------------------------------------
                       7,475  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2020          7,812
                     -------------------------------------------------------------------------------------------------------
                       4,750  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                              due 7/01/2029                                                                            4,880
                     -------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of November 30, 2005                   (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                        Value
----------------------------------------------------------------------------------------------------------------------------
                     $ 4,850  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                              due 7/01/2029 (j)                                                                   $    5,041
                     -------------------------------------------------------------------------------------------------------
                       4,950  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                              due 7/01/2030 (k)                                                                        5,133
                     -------------------------------------------------------------------------------------------------------
                       5,600  Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272,
                              8.013% due 8/01/2030 (g)                                                                 5,920
----------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $746,889) - 167.8%                                       769,429
----------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                          45  CMA New York Municipal Money Fund (m)                                                       45
----------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $45) - 0.0%                                             45
----------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $746,934**) - 167.8%                                         769,474

                              Other Assets Less Liabilities - 0.5%                                                     2,186

                              Preferred Stock, at Redemption Value - (68.3%)                                        (313,048)
                                                                                                                  ----------
                              Net Assets Applicable to Common Stock - 100.0%                                      $  458,612
                                                                                                                  ==========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 746,953
                                                                      =========
      Gross unrealized appreciation                                   $  26,022
      Gross unrealized depreciation                                      (3,501)
                                                                      ---------
      Net unrealized appreciation                                     $  22,521
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Escrowed to maturity.
(j)   CIFG Insured.
(k)   XL Capital Insured.
(l)   Radian Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------
                                                    Net        Dividend
      Affiliate                                  Activity        Income
      -----------------------------------------------------------------
      CMA New York Municipal Money Fund              2            $2
      -----------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New York Insured Fund, Inc.

Date: January 25, 2006